American Century Investments®
Quarterly Portfolio Holdings
Disciplined Growth Fund
September 30, 2022

Disciplined Growth - Schedule of Investments
SEPTEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.4%
Aerospace and Defense — 2.9%
General Dynamics Corp.	11,450	2,429,347
Huntington Ingalls Industries, Inc.	11,299	2,502,729
Lockheed Martin Corp.	35,474	13,703,251
Raytheon Technologies Corp.	50,362	4,122,633
		22,757,960
Air Freight and Logistics — 0.6%
United Parcel Service, Inc., Class B	31,520	5,091,741
Automobiles — 3.2%
Tesla, Inc.(1)	96,654	25,637,474
Beverages — 0.3%
Coca-Cola Co.	44,743	2,506,503
Biotechnology — 3.1%
AbbVie, Inc.	32,204	4,322,099
Exelixis, Inc.(1)	211,947	3,323,329
Seagen, Inc.(1)	10,292	1,408,254
Vertex Pharmaceuticals, Inc.(1)	55,326	16,019,090
		25,072,772
Building Products — 0.3%
Lennox International, Inc.	9,519	2,119,596
Capital Markets — 1.7%
FactSet Research Systems, Inc.	5,975	2,390,657
Houlihan Lokey, Inc.	27,355	2,062,020
Moody's Corp.	19,365	4,707,825
S&P Global, Inc.	15,445	4,716,131
		13,876,633
Chemicals — 1.7%
CF Industries Holdings, Inc.	53,806	5,178,827
Linde PLC	9,223	2,486,429
Mosaic Co.	50,182	2,425,296
Olin Corp.	79,274	3,399,269
		13,489,821
Commercial Services and Supplies — 1.2%
Rollins, Inc.	82,345	2,855,725
Waste Management, Inc.	42,250	6,768,872
		9,624,597
Communications Equipment — 0.8%
Arista Networks, Inc.(1)	35,964	4,059,976
Ubiquiti, Inc.	8,372	2,457,684
		6,517,660
Consumer Finance — 0.3%
American Express Co.	16,990	2,292,121
Diversified Consumer Services — 0.3%
H&R Block, Inc.	58,342	2,481,869
Electronic Equipment, Instruments and Components — 0.8%
Amphenol Corp., Class A	94,245	6,310,645
Entertainment — 0.9%
Electronic Arts, Inc.	43,059	4,982,357

World Wrestling Entertainment, Inc., Class A	32,095	2,252,106
		7,234,463
Equity Real Estate Investment Trusts (REITs) — 0.8%
Weyerhaeuser Co.	215,699	6,160,363
Food and Staples Retailing — 3.9%
Albertsons Cos., Inc., Class A	227,417	5,653,587
Casey's General Stores, Inc.	34,866	7,061,062
Costco Wholesale Corp.	24,973	11,793,999
Kroger Co.	158,740	6,944,875
		31,453,523
Food Products — 1.0%
Darling Ingredients, Inc.(1)	35,310	2,335,756
Hershey Co.	17,776	3,919,075
Nestle SA	15,510	1,677,520
		7,932,351
Health Care Equipment and Supplies — 2.2%
Abbott Laboratories	89,092	8,620,542
ABIOMED, Inc.(1)	10,751	2,641,090
Align Technology, Inc.(1)	8,606	1,782,389
IDEXX Laboratories, Inc.(1)	12,985	4,230,513
		17,274,534
Health Care Providers and Services — 3.5%
Cigna Corp.	8,929	2,477,530
Elevance Health, Inc.	8,069	3,665,263
Molina Healthcare, Inc.(1)	15,748	5,194,320
UnitedHealth Group, Inc.	33,514	16,925,910
		28,263,023
Health Care Technology — 0.8%
Veeva Systems, Inc., Class A(1)	39,338	6,486,049
Hotels, Restaurants and Leisure — 2.8%
Domino's Pizza, Inc.	15,249	4,730,240
Restaurant Brands International, Inc.	43,632	2,320,976
Starbucks Corp.	107,424	9,051,546
Yum! Brands, Inc.	57,351	6,098,705
		22,201,467
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	98,486	2,225,784
Insurance — 1.7%
Marsh & McLennan Cos., Inc.	53,378	7,968,801
Progressive Corp.	49,494	5,751,698
		13,720,499
Interactive Media and Services — 5.0%
Alphabet, Inc., Class A(1)	363,320	34,751,558
Alphabet, Inc., Class C(1)	50,520	4,857,498
		39,609,056
Internet and Direct Marketing Retail — 4.7%
Amazon.com, Inc.(1)	328,972	37,173,836
IT Services — 3.4%
Accenture PLC, Class A	9,102	2,341,945
Akamai Technologies, Inc.(1)	37,794	3,035,614
Gartner, Inc.(1)	23,917	6,617,595
GoDaddy, Inc., Class A(1)	50,856	3,604,673
Mastercard, Inc., Class A	32,804	9,327,489
Visa, Inc., Class A	14,382	2,554,962
		27,482,278

Life Sciences Tools and Services — 1.6%
Agilent Technologies, Inc.	30,010	3,647,716
Danaher Corp.	9,304	2,403,130
Maravai LifeSciences Holdings, Inc., Class A(1)	87,586	2,236,071
Mettler-Toledo International, Inc.(1)	4,029	4,367,919
		12,654,836
Machinery — 0.7%
Lincoln Electric Holdings, Inc.	44,063	5,539,600
Oil, Gas and Consumable Fuels — 1.9%
Devon Energy Corp.	80,891	4,863,976
Equinor ASA, ADR	175,195	5,800,706
Exxon Mobil Corp.	49,670	4,336,688
		15,001,370
Personal Products — 0.6%
Estee Lauder Cos., Inc., Class A	20,439	4,412,780
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	69,900	4,969,191
Merck & Co., Inc.	124,188	10,695,070
Novo Nordisk A/S, ADR	63,022	6,278,882
		21,943,143
Road and Rail — 0.2%
Old Dominion Freight Line, Inc.	7,585	1,886,921
Semiconductors and Semiconductor Equipment — 6.4%
Analog Devices, Inc.	17,040	2,374,354
Applied Materials, Inc.	83,426	6,835,092
Broadcom, Inc.	25,865	11,484,319
KLA Corp.	23,515	7,116,344
Marvell Technology, Inc.	89,436	3,837,699
Monolithic Power Systems, Inc.	6,248	2,270,523
NVIDIA Corp.	67,166	8,153,281
QUALCOMM, Inc.	32,151	3,632,420
STMicroelectronics NV, NY Shares	184,234	5,700,200
		51,404,232
Software — 18.8%
Atlassian Corp. PLC, Class A(1)	14,532	3,060,294
Box, Inc., Class A(1)	135,908	3,314,796
Crowdstrike Holdings, Inc., Class A(1)	34,675	5,714,787
Datadog, Inc., Class A(1)	66,616	5,914,168
Dropbox, Inc., Class A(1)	260,338	5,394,203
Fair Isaac Corp.(1)	18,568	7,650,202
Fortinet, Inc.(1)	51,808	2,545,327
Intuit, Inc.	26,025	10,080,003
Microsoft Corp.	392,311	91,369,232
Palo Alto Networks, Inc.(1)	20,850	3,415,022
Salesforce, Inc.(1)	35,860	5,158,102
ServiceNow, Inc.(1)	16,275	6,145,603
		149,761,739
Specialty Retail — 3.3%
Home Depot, Inc.	21,911	6,046,121
O'Reilly Automotive, Inc.(1)	11,942	8,399,406
Ulta Beauty, Inc.(1)	23,336	9,362,170
Williams-Sonoma, Inc.	21,478	2,531,182
		26,338,879
Technology Hardware, Storage and Peripherals — 12.5%
Apple, Inc.	694,711	96,009,060

Pure Storage, Inc., Class A(1)	141,562	3,874,552
		99,883,612
Textiles, Apparel and Luxury Goods — 1.2%
Deckers Outdoor Corp.(1)	5,419	1,694,033
lululemon athletica, Inc.(1)	14,734	4,119,037
NIKE, Inc., Class B	41,073	3,413,988
		9,227,058
Trading Companies and Distributors — 0.3%
Fastenal Co.	60,614	2,790,669
TOTAL COMMON STOCKS (Cost $614,531,378)		785,841,457
SHORT-TERM INVESTMENTS — 1.7%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	25,451	25,451
Repurchase Agreements — 1.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.625% - 4.625%, 1/15/25 - 5/15/47, valued at $2,259,490), in a joint trading account at 2.86%, dated 9/30/22, due 10/3/22 (Delivery value $2,221,611)		2,221,082
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.00%, 7/31/28, valued at $11,329,193), at 2.95%, dated 9/30/22, due 10/3/22 (Delivery value $11,109,730)		11,107,000
		13,328,082
TOTAL SHORT-TERM INVESTMENTS (Cost $13,353,533)		13,353,533
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $627,884,911)		799,194,990
OTHER ASSETS AND LIABILITIES — (0.1)%		(1,023,704)
TOTAL NET ASSETS — 100.0%		$798,171,286

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	24	December 2022	$2,003,760	$164,214
S&P 500 E-Mini	44	December 2022	7,923,300	525,263
			$9,927,060	$689,477
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	781,842,961	3,998,496	—
Short-Term Investments	25,451	13,328,082	—
	781,868,412	17,326,578	—
Other Financial Instruments
Futures Contracts	689,477	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.